Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 5. Property and Equipment, Net

Property and equipment consisted of the following:

	December 31, 2015	December 31, 2014
Furniture and fixtures	$236,366	$180,238
Computer hardware	52,112	27,555
Leasehold improvements	9,117	10,726

	$297,595	$218,519
Less accumulated depreciation and amortization	(211,850)	(160,912)

Total	$85,745	$57,607

Depreciation expense was $67,415 and $28,516 for the fiscal years ended December 31, 2015 and December 31, 2014, respectively.